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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07318


                          Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2003 through May 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.


                                     PIONEER
                                     -------
                                  INTERNATIONAL
                                      VALUE
                                      FUND

                                   Semiannual
                                     Report

                                     5/31/04

                                 [PIONEER LOGO]

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                               1

Portfolio Summary                                   2

Performance Update                                  3

Portfolio Management Discussion                     7

Schedule of Investments                            11

Financial Statements                               20

Notes to Financial Statements                      28

Trustees, Officers and Service Providers           37

The Pioneer Family of Mutual Funds                 38

Pioneer International Value Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 5/31/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
The nation's stock markets looked past the ongoing economic expansion this spring to focus on broader concerns. The result was a period of volatility that wiped out the year's early gains. Markets then recovered, and, at the end of May, most major indices were within a point or two of their year-end levels, with mid-cap stocks modestly outperforming large- and small-cap segments.

A variety of influences combined to stifle enthusiasm: investors began to question the level of stock valuations; unprecedented worldwide demand for energy amid ongoing terror threats and Mideast turmoil drove the price of oil to record highs, with U.S. gasoline prices exceeding $2.00 a gallon; and interest rates began to move higher. Outside the United States, some emerging markets that had been stellar performers pulled back from their highs despite strong fundamentals. Treasury bond yields were higher - and their prices lower - than at year-end, while corporate and high-yield issues also saw prices fall and yields rise as interest rates edged upward.

The economic recovery can no longer be called jobless; government figures attest to brisk hiring across most sectors in recent months. Increased job creation reflects growing employer confidence that profits will grow further as the expansion moves ahead. Better job prospects also led to a rebound in consumer confidence following a dip in February. But the strength of the recovery made investors cautious, as rising energy and commodity prices kindled inflationary fears and brought clear signals that the Federal Reserve Board will raise short-term interest rates, perhaps moderating consumer and business outlays.

Pioneer's managers believe that any rate increases will be gradual; the Federal Reserve has no desire to cut off the expansion. Furthermore, with short-term rates at the lowest levels in decades, U.S. businesses can adapt comfortably to somewhat higher borrowing costs. In addition, the federal income tax cuts that have helped bolster growth over the past several quarters remain in place.

Higher interest rates and the economy's direction could have important implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

More growth choices from Pioneer

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider the Funds' investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,

[Signature of Osbert M. Hood]

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Value Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/04
--------------------------------------------------------------------------------

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                  28.2%
Consumer Discretionary                      12.1%
Industrials                                 11.5%
Information Technology                       8.6%
Health Care                                  8.3%
Telecommunication Services                   8.1%
Energy                                       7.6%
Materials                                    7.1%
Consumer Staples                             6.1%
Utilities                                    2.4%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

United Kingdom                              23.0%
Japan                                       21.9%
France                                      15.0%
Switzerland                                  9.9%
Germany                                      5.7%
Netherlands                                  4.4%
Italy                                        3.9%
Spain                                        3.1%
Australia                                    2.5%
South Korea                                  1.6%
United States                                1.2%
Ireland                                      1.1%
Sweden                                       1.1%
Belgium                                      1.0%
Finland                                      1.0%
Other (individually less than 1%)            3.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.  BP Amoco Plc                           3.48%
 2.  Vodafone Group Plc                     3.03
 3.  Total SA                               2.48
 4.  Sumitomo Mitsui Financial Group, Inc.  2.27
 5.  UBS AG                                 2.23
 6.  Nestle SA (Registered Shares)          2.16
 7.  Astrazeneca Plc                        2.13
 8.  Toyota Motor Co.                       2.04
 9.  RYOHIN KEIKAKU Co., Ltd.               1.99
10.  Sekisui Chemical Co., Ltd.             1.89

* This list excludes temporary cash and derivative investments. Fund holdings will vary for other periods.

Pioneer International Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/04   11/30/03
                 $14.86    $13.72

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/1/03 - 5/31/04)       Income       Capital Gains   Capital Gains
                          $   -        $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free Index (ACWF), excluding the U.S.

-------------------------------------------

Average Annual Total Returns
(As of May 31, 2004)
             Net Asset    Public Offering
Period        Value           Price*
10 Years      -0.14%          -0.73%
5 Years       -3.05           -4.18
1 Year        24.67           17.47

-------------------------------------------

   All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment+

                 Pioneer International           MSCI ACWF
                 Value Fund*                     ex US Index
5/94              $9,425                         $10,000
11/94             $9,198                         $10,083
                  $9,548                         $10,639
11/96            $10,637                         $11,936
                 $11,619                         $11,902
11/98            $10,537                         $13,321
                 $13,147                         $16,468
11/00            $11,113                         $14,812
                  $8,321                         $12,174
11/02             $7,420                         $10,874
                  $8,584                         $13,824
5/04              $9,297                         $15,148

   Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

+ The MSCI All Country World Free Index, excluding the United States, is composed of 46 markets: 21 developed and 25 emerging countries. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer International Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/04   11/30/03
                 $13.82    $12.86

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/1/03 - 5/31/04)       Income       Capital Gains   Capital Gains
                          $   -        $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund, compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free Index (ACWF), excluding the U.S.

----------------------------------------

Average Annual Total Returns
(As of May 31, 2004)
                If           If
Period         Held       Redeemed*
10 Years      -1.08%       -1.08%
5 Years       -4.09        -4.28
1 Year        22.95        18.95

----------------------------------------

   All returns reflect reinvestment of distributions at net asset value.

*  Reflects deduction of the maximum applicable contingent deferred sales charge
   (CDSC) at the end of the period. The maximum CDSC of 4% declines to zero over six years.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment+

                 Pioneer International           MSCI ACWF
                 Value Fund*                     ex US Index
5/94             $10,000                         $10,000
11/94             $9,719                         $10,083
                 $10,015                         $10,639
11/96            $11,061                         $11,936
                 $11,989                         $11,902
11/98            $10,784                         $13,321
                 $13,340                         $16,468
11/00            $11,173                         $14,812
                  $8,279                         $12,174
11/02             $7,299                         $10,874
                  $8,344                         $13,824
5/004             $8,967                         $15,148

   Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

+ Index comparison begins April 30, 1994. The MSCI All Country World Free Index, excluding the United States, is composed of 46 markets: 21 developed and 25 emerging countries. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer International Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/04                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/04   11/30/03
                 $13.63    $12.71

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/1/03 - 5/31/04)       Income       Capital Gains   Capital Gains
                          $   -        $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free Index (ACWF), excluding the U.S.

-------------------------------------------

Average Annual Total Returns
(As of May 31, 2004)
                     If           If
Period              Held       Redeemed*
Life-of-Class
(1/31/96)          -2.19%       -2.19%
5 Years            -4.24        -4.24
1 Year             22.79        22.79

-------------------------------------------

   All returns reflect reinvestment of distributions at net asset value.

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment+

                 Pioneer International           MSCI ACWF
                 Value Fund*                     ex US Index
1/96             $10,000                         $10,000
11/96            $10,275                         $10,646
                 $11,143                         $10,616
11/98            $10,079                         $11,881
                 $12,467                         $14,688
11/00            $10,423                         $13,211
                  $7,695                         $10,859
11/02             $6,780                          $9,699
                  $7,756                         $12,330
5/04              $8,317                         $13,511

   Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

+ The MSCI All Country World Free Index, excluding the United States, is composed of 46 markets: 21 developed and 25 emerging countries. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer International Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/04                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/04   11/30/03
                 $14.90    $13.76

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/1/03 - 5/31/04)       Income       Capital Gains   Capital Gains
                          $   -        $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund, compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free Index (ACWF), excluding the U.S.

-----------------------------------------

Average Annual Total Returns
(As of May 31, 2004)
                If             If
Period         Held         Redeemed*
10 Years**    -0.55%         -0.55%
5 Years       -3.37          -3.37
1 Year        24.89          24.89

-----------------------------------------

   All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment+

                 Pioneer International           MSCI ACWF
                 Value Fund*                     ex US Index
5/94             $10,000                         $10,000
11/94             $9,735                         $10,083
                 $10,056                         $10,639
11/96            $11,147                         $11,936
                 $12,115                         $11,902
11/98            $10,931                         $13,321
                 $13,571                         $16,468
11/00            $11,414                         $14,812
                  $8,504                         $12,174
11/02             $7,545                         $10,874
                  $8,739                         $13,824
5/04              $9,463                         $15,148

   Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

** The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares.

+ The MSCI All Country Free World Index, excluding the United States, is composed of 46 markets: 21 developed and 25 emerging countries. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer International Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/04
--------------------------------------------------------------------------------

With the global recovery well underway, the six months ended May 31, 2004 proved to be a positive environment for international stocks. As the recovery solidifies, however, different industries and companies within certain sectors are benefiting to a greater degree than others. As Stefano Pregnolato, a member of the Fund's management team, highlights in this report, diversification is proving to be a valuable tool in capturing that growth.

Q: How did the Fund perform during the six months ended May 31, 2004?

A: The Fund delivered positive performance but fell short of its benchmark, the Morgan Stanley Capital International (MSCI) All Country World Free Index excluding the United States. For the six months ended May 31, 2004, the Fund's Class A, B and C shares posted gains of 8.31%, 7.46% and 7.24% at net asset value, respectively. In comparison, the benchmark grew 9.57% for the same period. A handful of stocks contributed to the Fund's underperformance relative to the benchmark, most notably Nokia (Finland), which is encountering strong competition in the communications equipment sector.

Q: It appeared that the market environment was very favorable for stocks.

A: Very much so. Low interest rates, improving corporate fundamentals and healthy consumer demand helped drive stock prices higher. According to the MSCI All Country World Free Index excluding the United States, all of the major industry sectors constituting this benchmark were up for the six-month period, with the exception of information technology, which turned in slightly negative performance. The best performing sectors were energy, utilities and consumer discretionary. The worst performing sectors were information technology, industrials and telecommunication services.

Q: What strategies or investments hurt performance most during the six months under review?

A: Information technology was the biggest disappointment for the reporting period. Even though the portfolio's exposure to that sector was just below that of the benchmark, our decision to maintain a large exposure to Nokia (Finland) hurt performance. Nokia has been losing market share to other Fund holdings,

Pioneer International Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/04                              (continued)
--------------------------------------------------------------------------------

   Samsung Electronics (Korea), and to U.S.-based Motorola, which are producing more sophisticated, less expensive products. Management has sought to reverse the trend, however, with the introduction of a series of new products this spring.

   The Fund's exposure to telecommunication services was in line with the benchmark, largely consisting of Vodafone Group (United Kingdom) - the portfolio's second largest holding on May 31. Vodafone delivered positive performance for the six months but underperformed the sector overall. However, the stock came under selling pressure in late May, when Vodafone announced forecasted earnings less than previously anticipated. We are still optimistic about this telecommunications services provider company, because its subsidiaries in Europe and the United States continue to perform well, and it has developed a plan to improve its Japanese operations.

   The Fund's greater-than-benchmark exposure to health care investments did well, but not as well as the health care stocks constituting the MSCI All Country World Free Index excluding the United States. Investments in select securities detracted from overall performance. The portfolio's health care investments were spread across pharmaceutical companies and included AstraZeneca (United Kingdom) and Roche Holdings (Switzerland). Finally, investments in consumer staples did well, but the Fund's underweighted position, relative to its benchmark, limited its participation in the rally of these stocks.

Q: What strategies or investments helped performance most during the six months under review?

A: The momentum for global economic growth shifted to Asia during the first quarter of 2004, particularly to Japan, where its resurging economy and reform efforts are being well received by investors. This spring we became convinced that Japan was solidly on the road to recovery and began to increase the Fund's exposure. By May 31, 2004, the Fund's investments in Japan were slightly higher than that of the benchmark at 21.9% of total equity assets. The increase was very positive for the Fund. In addition, the Japanese market is less correlated to the U.S. economy than that of Europe or the rest of Asia - creating a valuable diversifying effect for the portfolio.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   The Fund's sector allocation strategy also played a significant part in its performance. Investments in the energy sector were the most rewarding. We'd chosen to keep the Fund's exposure just below that of the benchmark, but our selection of companies significantly outperformed those constituting the benchmark. ENI (Italy) and China Petroleum represented some of the Fund's strongest performers in this industry. Similarly, the Fund's utility holdings were below that of the benchmark, but they outperformed those in the benchmark and represented some of the strongest performers for the six-month period.

   With the increased global economic activity, consumer-related companies also outperformed during the six months ended May 31. Consumer discretionary companies led this group. Effective stock selection and our decision to overweight investments in this sector helped the Fund tremendously. In Japan, Fast Retailing, which sells high-end apparel and accessories, and residential builder Daiwa House were strong performers.

   Finally, the Fund deemphasized the materials sector relative to the benchmark on account of our view that fundamentals were weak. This strategy proved to be the right decision. In addition, our stock selection in such companies as Freeport-McMoRan (Canada) and Sekisui Chemical (Japan) proved to be very profitable for the portfolio, since they outperformed the sector for the six months.

Q: Europe still represents the majority of the Fund's holdings. How are those investments faring?

A: With 68% of the Fund's assets invested in the developed markets of Europe, we are maintaining a slight overweight in European equities relative to the benchmark. Stock price valuations are fair and supported by strong dividend yields. Growth across Europe is more moderate than outside the region, and that fact is discounted in stock prices. The strength of the euro eased a bit during the six months, but it continues to be a risk for European exporters.

Q: What is your outlook for the balance of the fiscal year?

A: We are cautious about the equity markets in an environment of rising interest rates. However, we see some opportunity in Japan as the signs of growth begin to build after essentially two decades

Pioneer International Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/04                            (continued)
--------------------------------------------------------------------------------

   of recession. We also see opportunities in key emerging markets where stronger balance sheets, domestic growth and political reform should provide the basis for good returns - notably Brazil, Russia and Turkey.

   More broadly speaking, the recovery appears to be well on its way. Business confidence is strong, and the cash flow of companies has been substantially improved, thanks to successful restructuring and reduction of debt over the last two years.




Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                 Value
             PREFERRED STOCKS - 0.4%
             Automobiles & Components - 0.4%
             Automobile Manufacturers - 0.4%
 26,900      Hyundai Motor Co., Ltd.                            $    526,682
                                                                ------------
             Total Automobiles & Components                     $    526,682
                                                                ------------
             TOTAL PREFERRED STOCKS
             (Cost $420,626)                                    $    526,682
                                                                ------------
             COMMON STOCKS - 98.7%
             Energy - 7.5%
             Integrated Oil & Gas - 5.0%
518,960      BP Amoco Plc                                       $  4,556,387
100,300      ENI S.p.A. (d)                                        2,046,026
                                                                ------------
                                                                $  6,602,413
                                                                ------------
             Oil & Gas Refining, Marketing & Transportation - 2.5%
 17,200      Total SA                                           $  3,243,915
                                                                ------------
             Total Energy                                       $  9,846,327
                                                                ------------
             Materials - 7.0%
             Commodity Chemicals - 0.9%
 24,000      BASF India, Ltd.                                   $  1,227,169
                                                                ------------
             Construction Materials - 2.2%
 42,270      CRH Plc                                            $    894,281
  9,000      Lafarge SA (d)                                          780,539
 12,400      Vinci SA                                              1,191,281
                                                                ------------
                                                                $  2,866,101
                                                                ------------
             Diversified Metals & Mining - 1.8%
 21,900      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $    736,497
 35,530      Rio Tinto Plc                                           851,423
 23,300      Sandvik AB                                              790,954
                                                                ------------
                                                                $  2,378,874
                                                                ------------
             Specialty Chemicals - 1.2%
 96,100      Hitachi Chemical Co., Ltd. *                       $  1,631,105
                                                                ------------
             Steel - 0.9%
131,870      Broken Hill Proprietary Co., Ltd.                  $  1,134,967
                                                                ------------
             Total Materials                                    $  9,238,216
                                                                ------------

  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Shares                                                                 Value
             Capital Goods - 8.3%
             Aerospace & Defense - 0.6%
 32,700      European Aeronautic Defense                        $    802,057
                                                                ------------
             Construction & Engineering - 3.1%
 25,372      ACS, Actividades de Construccion y Servicios, SA   $  1,239,367
 23,354      Compagnie de Saint Gobain                             1,175,595
530,000      Kajima Corp. *                                        1,736,601
                                                                ------------
                                                                $  4,151,563
                                                                ------------
             Electrical Components & Equipment - 3.3%
271,000      Mitsubishi Electric Corp. *                        $  1,340,549
 32,500      NEC Electronics Corp.(d) *                            2,053,097
 13,800      Schneider Electric SA                                   932,176
                                                                ------------
                                                                $  4,325,822
                                                                ------------
             Industrial Machinery - 1.3%
 17,100      Atlas Copco AB                                     $    630,962
144,000      Scottish Power Plc                                    1,047,202
                                                                ------------
                                                                $  1,678,164
                                                                ------------
             Total Capital Goods                                $ 10,957,606
                                                                ------------
             Commercial Services & Supplies - 1.0%
             Diversified Commercial Services - 1.0%
 61,600      TNT Post Group NV                                  $  1,374,716
                                                                ------------
             Total Commercial Services & Supplies               $  1,374,716
                                                                ------------
             Transportation - 2.1%
             Marine - 0.3%
 51,400      Associated British Ports Holdings Plc              $    411,950
                                                                ------------
             Railroads - 1.8%
    445      East Japan Railway Co.                             $  2,306,285
                                                                ------------
             Total Transportation                               $  2,718,235
                                                                ------------
             Automobiles & Components - 2.9%
             Auto Parts & Equipment - 0.3%
  8,600      Compagnie Generale des Etablissements Michelin (d) $    423,033
                                                                ------------
             Automobile Manufacturers - 2.6%
 17,200      Bayerische Motoren Werke AG                        $    729,041
 73,500      Toyota Motor Co.                                      2,668,482
                                                                ------------
                                                                $  3,397,523
                                                                ------------
             Total Automobiles & Components                     $  3,820,556
                                                                ------------

  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                                Value
             Consumer Durables & Apparel - 1.9%
             Homebuilding - 1.9%
335,000      Sekisui Chemical Co., Ltd.                         $  2,475,062
                                                                ------------
             Total Consumer Durables & Apparel                  $  2,475,062
                                                                ------------
             Hotels, Restaurants & Leisure - 0.8%
             Restaurants - 0.8%
 68,800      GUS Plc                                            $  1,019,576
                                                                ------------
             Total Hotels, Restaurants & Leisure                $  1,019,576
                                                                ------------
             Media - 2.0%
             Advertising - 0.4%
 17,200      Publicis SA                                        $    506,757
                                                                ------------
             Publishing - 1.6%
 78,000      Reed Elsevier Plc                                  $    747,734
 54,700      Vivendi Universal *                                   1,389,776
                                                                ------------
                                                                $  2,137,510
                                                                ------------
             Total Media                                        $  2,644,267
                                                                ------------
             Retailing - 4.0%
             Distributors - 2.0%
193,000      Mitsubishi Corp.                                   $  1,911,169
 94,900      Woolworths, Ltd. *                                      799,831
                                                                ------------
                                                                $  2,711,000
                                                                ------------
             General Merchandise Stores - 2.0%
 63,500      RYOHIN KEIKAKU, Co., Ltd.                          $  2,605,128
                                                                ------------
             Total Retailing                                    $  5,316,128
                                                                ------------
             Food & Drug Retailing - 5.0%
             Food Distributors - 0.5%
 57,000      Toyo Suisan Kaisha, Ltd. *                         $    691,191
                                                                ------------
             Food Retail - 4.5%
 97,100      Koninklijke Ahold NV *                             $    762,648
 41,466      Koninklijke Ahold NV (144A) *                           325,684
 10,860      Nestle SA (Registered Shares)                         2,825,169
423,800      Tesco Plc                                             1,930,361
                                                                ------------
                                                                $  5,843,862
                                                                ------------
             Total Food & Drug Retailing                        $  6,535,053
                                                                ------------

  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Shares                                                                 Value
             Food, Beverage & Tobacco - 1.0%
             Tobacco - 1.0%
 88,660      British American Tobacco Plc                       $  1,297,639
                                                                ------------
             Total Food, Beverage & Tobacco                     $  1,297,639
                                                                ------------
             Household & Personal Products - 0.1%
             Personal Products - 0.1%
  2,750      Kose Corp.                                         $     94,350
                                                                ------------
             Total Household & Personal Products                $     94,350
                                                                ------------
             Health Care Equipment & Services - 0.7%
             Health Care Distributors - 0.4%
  9,000      Celesio AG (b)                                     $    513,946
                                                                ------------
             Health Care Supplies - 0.3%
  3,000      Nobel Biocare Holding AG                           $    445,278
                                                                ------------
             Total Health Care Equipment & Services             $    959,224
                                                                ------------
             Pharmaceuticals & Biotechnology - 7.5%
             Pharmaceuticals - 7.5%
 59,760      Astrazeneca Plc                                    $  2,787,722
 54,810      GlaxoSmithKline Plc                                   1,147,300
 21,760      Novartis AG                                             975,870
 36,100      Ranbaxy Laboratories, Ltd.                              790,590
 21,663      Roche Holdings AG                                     2,281,863
 21,500      Sanofi-Synthelabo SA (d)                              1,423,415
  9,770      Schering AG                                             532,857
                                                                ------------
                                                                $  9,939,617
                                                                ------------
             Total Pharmaceuticals & Biotechnology              $  9,939,617
                                                                ------------
             Banks - 12.1%
             Diversified Banks - 12.1%
 42,200      Allied Irish Banks Plc                             $    597,949
193,000      Banca Intesa S.p.A. *                                   696,640
108,000      Banco Bilbao Vizcaya Argentaria SA                    1,430,035
105,900      Barclays Plc                                            923,574
 36,030      BNP Paribas SA                                        2,211,536
 54,600      Commonwealth Bank of Australia                        1,282,256
 59,236      Credit Agricole SA (d)                                1,449,307
 38,847      CS Group *                                            1,334,528
103,000      Development Bank of Singapore, Ltd. *                   855,149
141,600      HSBC Holding Plc                                      2,095,834

  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                 Value
             Diversified Banks - (continued)
185,700      Kasikornbank Public Co., Ltd.                      $    225,486
 13,100      Kookmin Bank (A.D.R.)(d) *                              451,426
 79,930      Royal Bank of Scotland Group Plc                      2,407,124
                                                                ------------
                                                                $ 15,960,844
                                                                ------------
             Total Banks                                        $ 15,960,844
                                                                ------------
             Diversified Financials - 11.8%
             Consumer Finance - 1.3%
 17,700      Aiful Corp. *                                      $  1,733,451
                                                                ------------
             Diversified Financials - 2.2%
    416      Sumitomo Mitsui Financial Group, Inc. (d)          $  2,990,442
                                                                ------------
             Diversified Financial Services - 8.3%
132,000      Cheung Kong (Holdings), Ltd.                       $    990,743
 44,795      Collins Stewart Tullett Plc                             362,092
 21,700      Deutsche Boerse AG (d)                                1,157,012
 64,070      ING Groep NV (d)                                      1,449,404
 11,300      Lagardere S.C.A. (d)                                    687,387
 32,600      Land Securities Plc *                                   693,149
 91,000      Nomura Securites Co., Ltd.                            1,399,174
 14,381      Societe Generale (d)                                  1,221,743
 40,606      UBS AG                                                2,913,043
                                                                ------------
                                                                $ 10,873,747
                                                                ------------
             Total Diversified Financials                       $ 15,597,640
                                                                ------------
             Insurance - 3.4%
             Life & Health Insurance - 0.7%
 35,200      Assicurazioni Generali (d)                         $    915,832
                                                                ------------
             Multi-Line Insurance - 2.7%
 71,300      AXA SA (d)                                         $  1,468,388
 13,000      Zurich Financial Services *                           2,046,244
                                                                ------------
                                                                $  3,514,632
                                                                ------------
             Total Insurance                                    $  4,430,464
                                                                ------------
             Real Estate - 0.7%
             Real Estate Management & Development - 0.7%
 80,000      Mitsui Fudosan Co.                                 $    911,278
                                                                ------------
             Total Real Estate                                  $    911,278
                                                                ------------

  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Shares                                                                Value
               Software & Services - 3.0%
               IT Consulting & Other Services - 2.7%
    9,600      Atos Origin *                                    $    564,744
   76,100      Hitachi Information Systems (d)                     2,376,074
  159,400      LogicaCMG Plc                                         537,598
                                                                ------------
                                                                $  3,478,416
                                                                ------------
               Software & Services - 0.3%
   38,700      T-Online International AG *                      $    444,358
                                                                ------------
               Total Software & Services                        $  3,922,774
                                                                ------------
               Technology Hardware & Equipment - 4.2%
               Semiconductors - 0.8%
   37,500      Philips Electronics NV                           $  1,021,480
                                                                ------------
               Communications Equipment - 1.0%
   96,990      Nokia Oyj                                        $  1,322,163
                                                                ------------
               Computer Hardware - 0.5%
  243,400      Dixons Group Plc                                 $    679,249
                                                                ------------
               Electronic Equipment & Instruments - 1.9%
   64,490      Electrocomponents Plc                            $    415,793
    9,200      Nidec Corp.                                         1,010,393
   15,850      Siemens AG                                          1,115,956
                                                                ------------
                                                                $  2,542,142
                                                                ------------
               Total Technology Hardware & Equipment            $  5,565,034
                                                                ------------
               Semiconductors - 1.3%
               Semiconductors - 1.3%
    2,610      Samsung Electronics                              $  1,165,479
  121,600      United Microelectronice (A.D.R.)(d)                   608,000
                                                                ------------
                                                                $  1,773,479
                                                                ------------
               Total Semiconductors                             $  1,773,479
                                                                ------------
               Telecommunication Services - 8.0%
               Alternate Carriers - 0.6%
   35,300      France Telecommunications                        $    850,737
                                                                ------------
               Integrated Telecommunication Services - 3.8%
   44,800      Belgacom SA *                                    $  1,347,286
   54,520      British Sky Broadcasting Plc                          613,086
1,422,000      China Telecom Corp., Ltd. *                           446,989
  100,470      Telecom Italia Mobile S.p.A. (d)                      543,668

  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                                Value
                Integrated Telecommunication Services - (continued)

   266,590      Telecom Italia S.p.A. (d)                       $    818,984
    90,180      Telefonica SA                                      1,308,641
                                                                ------------
                                                                $  5,078,654
                                                                ------------
                Wireless Telecommunication Services - 3.6%
   260,500      China Mobile, Ltd.                              $    745,321
 1,683,107      Vodafone Group Plc                                 3,956,582
                                                                ------------
                                                                $  4,701,903
                                                                ------------
                Total Telecommunication Services                $ 10,631,294
                                                                ------------
                Utilities - 2.4%
                Electric Utilities - 2.4%
    25,160      E.On AG                                         $  1,744,096
   178,000      National Grid Transco Plc                          1,415,992
                                                                ------------
                                                                $  3,160,088
                                                                ------------
                Total Utilities                                 $  3,160,088
                                                                ------------
                TOTAL COMMON STOCKS
                (Cost $114,777,303)                             $130,189,467
                                                                ------------
                TEMPORARY CASH INVESTMENTS - 14.0%
                Security Lending Collateral - 14.0%
18,437,688      Securities Lending Investment Fund, 1.02%       $ 18,437,688
                                                                ------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $18,437,688)                              $ 18,437,688
                                                                ------------
                TOTAL INVESTMENT IN SECURITIES - 113.1%
                (Cost $133,635,617)(a)(b)(c)                    $149,153,837
                                                                ------------
                OTHER ASSETS AND LIABILITIES - (13.1)%          $(17,269,929)
                                                                ------------
                TOTAL NET ASSETS - 100.0%                       $131,883,908
                                                                ============

(A.D.R.)  American Depositary Receipt

*         Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2004, the value of these securities amounted to $325,684 or 0.2% of net assets.

  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

(a) Distributions of investments by country of issue (excluding temporary cash investments), as a percentage of total investment in equity securities, is as follows:

          United Kingdom                            23.0%
          Japan                                     21.9
          France                                    15.0
          Switzerland                                9.9
          Germany                                    5.7
          Netherlands                                4.4
          Italy                                      3.9
          Spain                                      3.1
          Australia                                  2.5
          South Korea                                1.6
          United States                              1.2
          Ireland                                    1.1
          Sweden                                     1.1
          Belgium                                    1.0
          Finland                                    1.0
          Other (individually less than 1%)          3.6
                                                    ----
                                                   100.0%
                                                   =====

(b)       At May 31, 2004, the net unrealized gain on
          investments based on cost for federal income
          tax purposes of $133,746,427 was as follows:
          Aggregate gross unrealized gain for
          all investments in which there is an excess of
          value over tax cost                                    $17,981,143
          Aggregate gross unrealized loss for all
          investments in which there is an excess of tax
          cost over value                                         (2,573,733)
                                                                 -----------
          Net unrealized gain                                    $15,407,410
                                                                 ===========

(c) At November 30, 2003, the Fund had a capital loss carryforward of $110,834,569 of which the following amounts will expire between 2007 and 2011, if not utilized:

          $36,126,364 in 2007
          $39,961,422 in 2009
          $21,765,862 in 2010
          $12,980,921 in 2011

  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(d)       At May 31, 2004, the following securities were out on loan:

                                                                    Market
 Shares                        Description                          Value
 ------                        -----------                          -----
 33,400      Assicurazioni Generali                             $   869,992
 67,700      AXA SA                                               1,411,406
  7,100      Celesio AG                                             408,362
  8,170      Compagnie Generale des Etablissements Michelin         401,172
 56,200      Credit Agricole SA                                   1,425,284
 20,600      Deutsche Boerse AG                                   1,100,196
 95,200      ENI S.p.A.                                           1,949,701
 30,000      Hitachi Information Systems                            931,450
 43,400      ING Groep NV                                                 -
 12,445      Kookmin Bank (A.D.R.)*                                 438,064
  8,550      Lafarge SA                                             746,553
  6,365      Lagardere S.C.A.                                       393,408
 32,000      NEC Electronics Corp.*                               2,010,199
 20,000      Sanofi-Synthelabo SA                                 1,339,174
 13,442      Societe Generale                                     1,160,516
    197      Sumitomo Mitsui Financial Group, Inc.                1,408,222
 95,400      Telecom Italia Mobile S.p.A.                           520,622
253,200      Telecom Italia S.p.A.                                  779,385
 44,650      United Microelectronice (A.D.R.)                       221,018
                                                                -----------
             Total                                              $17,514,724
                                                                ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2004 aggregated $101,205,053 and $106,016,754, respectively.

  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of
  $17,514,724) (cost $133,635,617)                                     $149,153,837
 Foreign currencies, at value (cost $1,375,684)                           1,375,684
 Receivables -
  Fund shares sold                                                           33,593
  Dividends, interest and foreign taxes withheld                            495,534
 Other                                                                        1,295
                                                                       ------------
    Total assets                                                       $151,059,943
                                                                       ------------
LIABILITIES:
 Payables -
  Fund shares repurchased                                              $    100,280
  Upon return of securities loaned                                       18,437,688
  Forward foreign currency settlement contracts, net                         20,117
 Due to bank                                                                182,681
 Due to affiliates                                                          276,267
 Accrued expenses                                                           159,002
                                                                       ------------
    Total liabilities                                                  $ 19,176,035
                                                                       ------------
NET ASSETS:
 Paid-in capital                                                       $213,434,065
 Accumulated net investment income                                          347,774
 Accumulated net realized loss on investments and foreign
  currency transactions                                                 (97,407,980)
 Net unrealized gain on investments                                      15,518,220
 Net unrealized loss on forward foreign currency contracts and
  other assets and liabilities denominated in foreign currencies             (8,171)
                                                                       ------------
    Total net assets                                                   $131,883,908
                                                                       ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
 Class A (based on $112,973,242/7,601,501 shares)                      $      14.86
                                                                       ============
 Class B (based on $13,308,255/962,663 shares)                         $      13.82
                                                                       ============
 Class C (based on $5,440,228/398,991 shares)                          $      13.63
                                                                       ============
 Class R (based on $162,183/10,882 shares)                             $      14.90
                                                                       ============
MAXIMUM OFFERING PRICE:
 Class A ($14.86 [divided by] 94.25%)                                  $      15.77
                                                                       ============
 Class C ($13.63 [divided by] 99.00%)                                  $      13.77
                                                                       ============

  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/04

INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $220,088)     $ 1,649,468
 Interest                                                       13,641
 Income from securities loaned, net                             25,473
                                                           ------------
    Total investment income                                                  $ 1,688,582
                                                                             -----------
EXPENSES:
 Management fees                                           $   668,627
 Transfer agent fees
  Class A                                                      172,963
  Class B                                                       75,218
  Class C                                                       38,660
  Class R                                                           78
 Distribution fees
  Class A                                                      142,759
  Class B                                                       71,273
  Class C                                                       25,593
  Class R                                                          363
 Administrative fees                                            14,856
 Custodian fees                                                 65,074
 Registration fees                                              50,776
 Professional fees                                              35,103
 Printing                                                      (22,386)
 Fees and expenses of nonaffiliated trustees                     2,235
 Miscellaneous                                                   2,368
                                                           ------------
    Total expenses                                                           $ 1,343,560
    Less fees paid indirectly                                                     (2,752)
                                                                             -----------
    Net expenses                                                             $ 1,340,808
                                                                             -----------
     Net investment income                                                   $   347,774
                                                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
  Investments (net of foreign capital gain taxes
    of ($14,469))                                          $13,692,364
  Forward foreign currency contracts and other assets
    and liabilities denominated in foreign currencies         (154,965)      $13,537,399
                                                           ------------      -----------
 Change in net unrealized loss on:
  Investments                                              $(3,540,593)
  Forward foreign currency contracts and other assets
    and liabilities denominated in foreign currencies          (38,304)      $(3,578,897)
                                                           ------------      -----------
 Net gain on investments and foreign currency
  transactions                                                               $ 9,958,502
                                                                             -----------
 Net increase in net assets resulting from operations                        $10,306,276
                                                                             ===========

  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/04 and the Year Ended 11/30/03

                                                         Six Months
                                                            Ended
                                                           5/31/04         Year Ended
                                                         (unaudited)        11/30/03
FROM OPERATIONS:
 Net investment income (loss)                           $    347,774      $   (110,104)
 Net realized gain (loss) on investments and foreign
  currency transactions                                   13,537,399        (5,747,053)
 Change in net unrealized gain (loss) on investments
  and foreign currency transactions                       (3,578,897)       23,718,133
                                                        ------------      ------------
    Net increase in net assets resulting from
     operations                                         $ 10,306,276      $ 17,860,976
                                                        ------------      ------------
FROM FUND SHARE TRANSACTIONS:
 Net proceeds from sale of shares                       $ 12,530,452      $128,880,199
 Cost of shares repurchased                              (16,870,742)     (141,830,252)
                                                        ------------      ------------
    Net decrease in net assets resulting from
     Fund share transactions                            $ (4,340,290)     $(12,950,053)
                                                        ------------      ------------
    Net increase in net assets                          $  5,965,986      $  4,910,923
NET ASSETS:
 Beginning of period                                     125,917,922       121,006,999
                                                        ------------      ------------
 End of period (including accumulated net invest-
  ment income of $347,774 and $0, respectively)         $131,883,908      $125,917,922
                                                        ============      ============

  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For the Six Months Ended 5/31/04 and the Year Ended 11/30/03

                          '04 Shares    '04 Amount
                          (unaudited)   (unaudited)    '03 Shares       '03 Amount
CLASS A
Shares sold                 536,063    $  7,998,559     10,552,727    $ 119,785,188
Less shares repurchased    (752,985)    (11,145,419)   (11,190,697)    (128,388,401)
                           --------    ------------    -----------    -------------
 Net decrease              (216,922)   $ (3,146,860)      (637,970)   $  (8,603,213)
                           ========    ============    ===========    =============
CLASS B
Shares sold                 101,961    $  1,414,529        147,027    $   1,642,779
Less shares repurchased    (238,811)     (3,366,196)      (545,895)      (6,067,930)
                           --------    ------------    -----------    -------------
 Net decrease              (136,850)   $ (1,951,667)      (398,868)   $  (4,425,151)
                           ========    ============    ===========    =============
CLASS C
Shares sold                 224,471    $  3,076,289        662,421    $   7,338,837
Less shares repurchased    (171,937)     (2,354,591)      (663,260)      (7,373,577)
                           --------    ------------    -----------    -------------
 Net increase (decrease)     52,534    $    721,698           (839)   $     (34,740)
                           ========    ============    ===========    =============
CLASS R (a)
Shares sold                   2,731    $     41,075          8,486    $     113,395
Less shares repurchased        (308)         (4,536)           (27)            (344)
                           --------    ------------    -----------    -------------
 Net increase                 2,423    $     36,539          8,459    $     113,051
                           ========    ============    ===========    =============

(a) Class R shares were first publicly offered on April 1, 2003.


  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Six Months
                                                                 Ended
                                                                5/31/04        Year Ended
CLASS A                                                       (unaudited)       11/30/03
Net asset value, beginning of period                           $  13.72         $  11.86
                                                               --------         --------
Increase (decrease) from investment operations:
  Net investment income (loss)                                 $   0.06         $   0.01
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                  1.08             1.85
                                                               --------         --------
      Net increase (decrease) from investment operations       $   1.14         $   1.86
Distributions to shareowners:
  Net investment income                                               -                -
  Tax return of capital                                               -                -
                                                               --------         --------
Net increase (decrease) in net asset value                     $   1.14         $   1.86
                                                               --------         --------
Net asset value, end of period                                 $  14.86         $  13.72
                                                               ========         ========
Total return*                                                      8.31%           15.68%
Ratio of net expenses to average net assets+                       1.77%**(b)       2.36%
Ratio of net investment income (loss) to average net assets+       0.76%**(b)       0.08%
Portfolio turnover rate                                             153%**           101%
Net assets, end of period (in thousands)                       $112,973         $107,260
Ratios with reduction for fees paid indirectly:
  Net expenses                                                     1.77%**(b)       2.35%
  Net investment income (loss)                                     0.76%**(b)       0.09%

                                                              Year Ended   Year Ended   Year Ended     Year Ended
CLASS A                                                        11/30/02     11/30/01     11/30/00       11/30/99
Net asset value, beginning of period                           $  13.30     $  17.87     $  21.14       $  17.14
                                                               --------     --------     --------       --------
Increase (decrease) from investment operations:
  Net investment income (loss)                                 $  (0.01)    $  (0.06)    $   0.00(a)    $  (0.09)
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                 (1.43)       (4.40)       (3.27)          4.29
                                                               --------     --------     --------       --------
      Net increase (decrease) from investment operations       $  (1.44)    $  (4.46)    $  (3.27)      $   4.20
Distributions to shareowners:
  Net investment income                                               -        (0.11)           -          (0.13)
  Tax return of capital                                               -            -            -          (0.07)
                                                               --------     --------     --------       --------
Net increase (decrease) in net asset value                     $  (1.44)    $  (4.57)    $  (3.27)      $   4.00
                                                               --------     --------     --------       --------
Net asset value, end of period                                 $  11.86     $  13.30     $  17.87       $  21.14
                                                               ========     ========     ========       ========
Total return*                                                    (10.83)%     (25.12)%     (15.47)%        24.77%
Ratio of net expenses to average net assets+                       2.18%        2.00%        1.71%          1.89%
Ratio of net investment income (loss) to average net assets+      (0.15)%      (0.42)%      (0.45)%        (0.27)%
Portfolio turnover rate                                              34%          31%          46%            90%
Net assets, end of period (in thousands)                       $100,287     $123,854     $194,304       $289,291
Ratios with reduction for fees paid indirectly:
  Net expenses                                                     2.17%        1.99%        1.69%          1.88%
  Net investment income (loss)                                    (0.14)%      (0.41)%      (0.43)%        (0.26)%

(a) Amount rounds to less than one cent per share.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized
  + Ratios with no reduction for fees paid indirectly.
(b) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended November 30, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 1.80% and 0.73%, respectively.

  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Six Months
                                                                 Ended
                                                                5/31/04         Year Ended
CLASS B                                                       (unaudited)        11/30/03
Net asset value, beginning of period                            $ 12.86          $ 11.25
                                                                -------          -------
Increase (decrease) from investment operations:
  Net investment loss                                           $ (0.06)         $ (0.15)
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                  1.02             1.76
                                                                -------          -------
      Net increase (decrease) from investment operations         $  0.96          $  1.61
Distributions to shareowners:
  Net investment income                                               -                -
  Tax return of capital                                               -                -
                                                                -------          -------
Net increase (decrease) in net asset value                      $  0.96          $  1.61
                                                                -------          -------
Net asset value, end of period                                  $ 13.82          $ 12.86
                                                                =======          =======
Total return*                                                      7.46%           14.31%
Ratio of net expenses to average net assets+                       3.28%**(b)       3.55%
Ratio of net investment loss to average net assets+               (0.82)%**(b)     (1.12)%
Portfolio turnover rate                                             153%**           101%
Net assets, end of period (in thousands)                        $13,308          $14,138
Ratios with reduction for fees paid indirectly:
  Net expenses                                                     3.27%**(b)       3.54%
  Net investment loss                                             (0.81)%**(b)     (1.11)%

                                                              Year Ended    Year Ended    Year Ended    Year Ended
CLASS B                                                        11/30/02      11/30/01      11/30/00      11/30/99
Net asset value, beginning of period                           $ 12.76       $ 17.22       $ 20.56       $ 16.63
                                                               -------       -------       -------       -------
Increase (decrease) from investment operations:
  Net investment loss                                          $ (0.62)      $ (0.28)      $ (0.28)      $ (0.19)
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                (0.89)        (4.18)        (3.06)         4.13
                                                               -------       -------       -------       -------
      Net increase (decrease) from investment operations        $ (1.51)      $ (4.46)      $ (3.34)      $  3.94
Distributions to shareowners:
  Net investment income                                              -             -             -         (0.01)
  Tax return of capital                                              -             -             -          0.00(a)
                                                               -------       -------       -------       -------
Net increase (decrease) in net asset value                     $ (1.51)      $ (4.46)      $ (3.34)      $  3.93
                                                               -------       -------       -------       -------
Net asset value, end of period                                 $ 11.25       $ 12.76       $ 17.22       $ 20.56
                                                               =======       =======       =======       =======
Total return*                                                   (11.83)%      (25.90)%      (16.24)%       23.71%
Ratio of net expenses to average net assets+                      3.13%         2.98%         2.61%         2.72%
Ratio of net investment loss to average net assets+              (1.08)%       (1.41)%       (1.33)%       (1.14)%
Portfolio turnover rate                                             34%           31%           46%           90%
Net assets, end of period (in thousands)                       $16,861       $24,841       $42,380       $69,001
Ratios with reduction for fees paid indirectly:
  Net expenses                                                    3.12%         2.97%         2.59%         2.71%
  Net investment loss                                            (1.07)%       (1.40)%       (1.31)%       (1.13)%

(a) Amount rounds to less than one cent per share.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized
+   Ratios with no reduction for fees paid indirectly.
(b) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended November 30, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 3.30% and (0.84)%, respectively.

  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                                Ended
                                                               5/31/04       Year Ended
CLASS C                                                      (unaudited)      11/30/03
Net asset value, beginning of period                            $12.71          $11.11
                                                                ------          ------
Increase (decrease) from investment operations:
  Net investment loss                                           $(0.07)         $(0.11)
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                 0.99            1.71
                                                                ------          ------
      Net increase (decrease) from investment operations        $ 0.92          $ 1.60
Distributions to shareowners:
  Net investment income                                              -               -
  Tax return of capital                                              -               -
                                                                ------          ------
Net increase (decrease) in net asset value                      $ 0.92          $ 1.60
                                                                ------          ------
Net asset value, end of period                                  $13.63          $12.71
                                                                ======          ======
Total return*                                                     7.24%          14.40%
Ratio of net expenses to average net assets+                      3.73%**(c)      3.41%
Ratio of net investment loss to average net assets+              (1.11)%**(c)    (0.96)%
Portfolio turnover rate                                            153%**          101%
Net assets, end of period (in thousands)                        $5,440          $4,403
Ratios with reduction for fees paid indirectly:
  Net expenses                                                    3.72%**(c)      3.40%
  Net investment loss                                            (1.10)%**(c)    (0.96)%

                                                              Year Ended     Year Ended   Year Ended    Year Ended
CLASS C                                                        11/30/02       11/30/01     11/30/00      11/30/99(a)
Net asset value, beginning of period                           $ 12.61       $ 17.08       $ 20.43       $16.53
                                                               -------       -------       -------       ------
Increase (decrease) from investment operations:
  Net investment loss                                          $ (0.53)      $ (0.22)      $ (0.37)      $(0.17)
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                (0.97)        (4.25)        (2.98)        4.08
                                                               -------       -------       -------       ------
      Net increase (decrease) from investment operations       $ (1.50)      $ (4.47)      $ (3.35)      $ 3.91
Distributions to shareowners:
  Net investment income                                              -             -             -        (0.01)
  Tax return of capital                                              -             -             -        (0.00)(b)
                                                               -------       -------       -------       ------
Net increase (decrease) in net asset value                     $ (1.50)      $ (4.47)      $ (3.35)      $ 3.90
                                                               -------       -------       -------       ------
Net asset value, end of period                                 $ 11.11       $ 12.61       $ 17.08       $20.43
                                                               =======       =======       =======       ======
Total return*                                                   (11.90)%      (26.17)%      (16.40)%      23.69%
Ratio of net expenses to average net assets+                      3.32%         3.33%         2.87%        2.67%
Ratio of net investment loss to average net assets+              (1.21)%       (1.78)%       (1.61)%      (1.00)%
Portfolio turnover rate                                             34%           31%           46%          90%
Net assets, end of period (in thousands)                       $ 3,859       $ 4,062       $ 5,085       $5,976
Ratios with reduction for fees paid indirectly:
  Net expenses                                                    3.31%         3.25%         2.82%        2.64%
  Net investment loss                                            (1.20)%       (1.70)%       (1.56)%      (0.97)%

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
(b) Amount rounds to less than one cent per share.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized
  + Ratios with no reduction for fees paid indirectly.
(c) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended November 30, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 3.75% and (1.13)%, respectively.

  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                  Ended           4/1/03 (a)
                                                                 5/31/04              to
                                                               (unaudited)         11/30/03
CLASS R
Net asset value, beginning of period                             $ 13.76           $ 10.54
                                                                 -------           -------
Increase from investment operations:
 Net investment income                                           $  0.06           $  0.02
 Net realized and unrealized gain on investments and foreign
  currency transactions                                             1.08              3.20
                                                                 -------           -------
    Net increase from investment operations                      $  1.14           $  3.22
                                                                 -------           -------
Net increase in net asset value                                  $  1.14           $  3.22
                                                                 -------           -------
Net asset value, end of period                                   $ 14.90           $ 13.76
                                                                 =======           =======
Total return*                                                       8.28%            30.55%
Ratio of net expenses to average net assets+                        1.82%**(b)        2.23%**
Ratio of net investment income to average net assets+               0.85%**(b)        3.87%**
Portfolio turnover rate                                              153%**            101%
Net assets, end of period (in thousands)                         $   162           $   116
Ratios with reduction for fees paid indirectly:
 Net expenses                                                       1.82%**(b)        2.23%**
 Net investment income                                              0.85%**(b)        3.87%**

(a) Class R shares were first publically offered on April 1, 2003.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized.
  + Ratios with no reduction for fees paid indirectly.
(b) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended November 30, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 1.85% and 0.82%, respectively.

  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer International Value Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers four classes of shares - Class A, Class B, Class C and Class R shares. Class R shares were first publically offered on April 1, 2003. Shares of Class A, Class B, Class C and Class R each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees, and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. As of May 31, 2004 there were no securities fair valued. The fund may also use the fair value of the security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes and are reported net of foreign taxes on capital gains at the applicable country rates.

   The Fund's investments in emerging markets or countries with limited or developing markets, may subject the Fund to greater degree of risk than in a developed market. Risks associated with these developing markets, attributable to political, social or economic factors, may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer International Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

C. Forward Foreign Currency Contracts

   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6). At May 31, 2004, the Fund had no outstanding portfolio hedges.

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended May 31, 2004, the Fund paid $14,469 in such taxes.

   In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of May 31, 2004, the Fund had no reserve related to capital gains. The estimated reserve for repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Pioneer International Value Fund

   tax rates and other such factors. As of May 31, 2004, the Fund had no reserve related to taxes on the repatriation of foreign currencies.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   There were no distributions paid by the Fund during the years ended November 30, 2003 and 2002, respectively.

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2003.

--------------------------------------------------------------------------------

                                             2003
                                         -------------
 Undistributed ordinary income           $          -
 Capital loss carryforward               (110,834,569)
 Unrealized appreciation                   18,978,136
                                         ------------
   Total                                 $(91,856,433)
                                         ============

--------------------------------------------------------------------------------

   The difference between book basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Poineer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $10,222 in underwriting commissions on the sale of Fund shares during the six months ended May 31, 2004.

F. Class Allocations

   Distribution fees are calculated based on the average daily net assets attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Shareowners

Pioneer International Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

   of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3) . Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class R shares can bear different transfer agent and distribution fees.

G. Security Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, the Fund's investment advisor, manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets up to $300 million; 0.85% of the next $200 million; and 0.75% of excess over $500 million.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2004, $115,444 was payable to PIM related to management fees, administrative fees and certain other expenses, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $120,450 in transfer agent fees payable to PIMSS at May 31, 2004.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net

Pioneer International Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

assets attributable to Class R shares for distribution services. Included in due to affiliates is $40,373 in distribution fees payable to PFD at May 31, 2004. The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2004, CDSCs in the amount of $9,790 were paid to PFD.

Effective November 1, 2003, the Fund charges a 2.0% redemption fee on shares (except Class B and Class C shares) sold within 30 days of purchase. The Fund plans to implement this fee for Class B and Class C shares as soon as the Fund can implement certain operational changes. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the six months ended May 31, 2004, the Fund collected $131 in redemption fees, which are included in the Fund's capital account.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended May 31, 2004, the Fund's expenses were reduced by $2,752 under such arrangements.

6. Forward Foreign Currency Contracts

During the six months ended May 31, 2004, the Fund had entered into various contracts that obligate the Fund to deliver currencies at

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. As of May 31, 2003, the Fund had no outstanding portfolio hedges. The Fund had forward currency settlement contracts payable of $20,117.

7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participates in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended May 31, 2004, the Fund had no borrowings under this agreement.

Pioneer International Value Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                                International/Global Equity
Pioneer Fund                               Pioneer Emerging Markets Fund
Pioneer Balanced Fund                      Pioneer Europe Select Fund
Pioneer Equity Income Fund                 Pioneer Europe Fund
Pioneer Growth Shares                      Pioneer International Equity Fund
Pioneer Mid Cap Growth Fund                Pioneer International Value Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap                Fixed Income
Growth Fund                                Pioneer America Income Trust
Pioneer Oak Ridge Small Cap                Pioneer Bond Fund
 Growth Fund                               Pioneer Global High Yield Fund
Pioneer Papp America-Pacific               Pioneer High Yield Fund
 Rim Fund                                  Pioneer Strategic Income Fund
Pioneer Papp Small and Mid Cap             Pioneer Tax Free Income Fund
 Growth Fund
Pioneer Papp Stock Fund                    Money Market
Pioneer Papp Strategic                     Pioneer Cash Reserves Fund**
 Growth Fund
Pioneer Real Estate Shares
Pioneer Research Fund*
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                          ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.

[PIONEER LOGO]

Pioneer Investment Management, Inc.                                15612-00-0704
60 State Street                          (C)2004 Pioneer Funds Distributor, Inc.
Boston, Massachusetts 02109 Underwriter of Pioneer mutual funds, Member SIPC www.pioneerfunds.com




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, except as described in (b) below.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses except as follows.
Although the registrant experienced no compliance breaches as a result of a weakness detected subsequent to the date of the last evaluation of controls by the registrant's certifying officers, the registrant's investment advisor took corrective action related to a material weakness in the Fund's compliance controls. Furthermore, although not drawing into question the effectiveness of the overall controls and procedures nor constituting a material weakness in the registrant's internal accounting controls, the registrant notes that there was one isolated instance of a failure of the transfer agent to timely operate a control procedure. This failure resulted in the undetected erroneous overbillings of transfer agency fees to the registrant and is not considered to be material in amount to the registrant's financial condition. The overbillings remained undetected for a period of twenty-six months until April 20, 2004 when they were discovered and immediately corrected. Actions have been taken on behalf of the registrant to ensure that the appropriate control procedures are applied on a timely basis in the future.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 4, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 4, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 4, 2004

* Print the name and title of each signing officer under his or her signature.